RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Orbit [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2021
Related Party Transaction [Line Items]
Ownership interest held by Company's controlling shareholder		41.60%
Aggregate amount of purchase of infrastructure, construction and services	$ 1,750